Document and Entity Information	Jul. 31, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	Advisors' Inner Circle Fund III
Central Index Key	0001593547
Amendment Flag	false
Document Creation Date	Jul. 31, 2018
Document Effective Date	Jul. 31, 2018
Prospectus Date	Mar. 01, 2018